DELAWARE POOLED TRUST

Supplement to the Prospectus dated June 28, 2002

The following replaces the information in the section of the Prospectus entitled "Fund Officers and Portfolio Managers" under "Management of the Fund":

Robert Akester
Senior Portfolio Manager - Delaware International Advisers Ltd. (The Emerging Markets Portfolio)
Prior to joining Delaware International in 1996, Mr. Akester, who began his investment career in 1969, was most recently a Director of Hill Samuel Investment Management Ltd., which he joined in 1985. His prior experience included working as a Senior Analyst and head of the South-East Asian Research team at James Capel, and as a Fund Manager at Prudential Assurance Co., Ltd. Mr. Akester holds a BS in Statistics and Economics from University College, London and is an associate of the Institute of Actuaries, with a certificate in Finance and Investment. Mr. Akester has managed The Emerging Markets Portfolio since its inception.

Damon J. Andres
Vice President/Portfolio Manager - The Real Estate Investment Trust Portfolios
Mr. Andres earned a BS in Business Administration with an emphasis in Finance and Accounting from the University of Richmond. Prior to joining Delaware Investments in 1994, he provided investment consulting services as a Consulting Associate with Cambridge Associates, Inc. in Arlington, Virginia. Mr. Andres is a CFA charterholder. Mr. Andres has been on The Real Estate Investment Trust Portfolios' management team since 1997.

Robert L. Arnold
Vice President/Senior Portfolio Manager - The Global Equity Portfolio
Mr. Arnold holds a BS from Carnegie Mellon University and earned an MBA from the University of Chicago. Before acting as a portfolio manager at Delaware Investments, he was a financial analyst focusing on the financial services industry, including banks, thrifts, insurance companies and consumer finance companies. Prior to joining Delaware Investments in March 1992, he was a planning analyst with Chemical Bank in New York. He began his investment career as a management consultant with Arthur Young in Philadelphia. Delaware acts as sub-advisor to The Global Equity Portfolio, managing the U.S. securities portion of the Portfolio. In that capacity, Mr. Arnold furnishes investment recommendations, asset allocation advice, research and other services with respect to U.S. securities. Mr. Arnold has managed the U.S. component of The Global Equity Portfolio since its inception.

Fiona A. Barwick
Senior Portfolio Manager - Delaware International Advisers Ltd. (The International Equity Portfolio and The International Large-Cap Equity Portfolio)
Ms. Barwick is a graduate of University College, London. She joined Delaware International in the Spring of 1993 to cover the Pacific Basin markets. Prior to joining Delaware International, she spent three years at Touche Remnant & Co. in London as an assistant portfolio manager and research analyst. Ms. Barwick has managed The International Equity Portfolio since October 1999 and The International Large-Cap Equity Portfolio since January 2001.

Marshall T. Bassett
Vice President/Portfolio Manager - The Small-Cap Growth Equity Portfolio
Before joining Delaware Investments in 1997, Mr. Bassett served as Vice President in Morgan Stanley Asset Management's Emerging Growth Group, where he analyzed small growth companies. Prior to that, he was a trust officer at Sovran Bank and Trust Company. He received a bachelor's degree and an MBA from Duke University. Mr. Basset has managed The Small-Cap Growth Equity Portfolio since January 2000.

Joanna Bates
Senior Portfolio Manager - Delaware International Advisers Ltd. (The Global Fixed Income Portfolio and The International Fixed Income Portfolio)
Ms. Bates is a graduate of London University. She joined the Fixed Income team at Delaware International in June 1997. Prior to that, she was Associate Director, Fixed Interest at Hill Samuel Investment Management which she joined in 1990. She had previously worked at Fidelity International and Save & Prosper as fund manager and analyst for global bond markets. Ms. Bates is an associate of the Institute of Investment Management and Research. Ms. Bates has managed The Global Fixed Income Portfolio and The International Fixed Income Portfolio since July 1999.

Christopher S. Beck
Vice President/Senior Portfolio Manager - The Small-Cap Value Equity Portfolio
Mr. Beck began his career in the investment business with Wilmington Trust in 1981. Later, he became Director of Research at Cypress Capital Management in Wilmington and Chief Investment Officer of the University of Delaware Endowment Fund. Prior to joining Delaware Investments in May 1997, he managed the Small Cap Fund for two years at Pitcairn Trust Company. He holds a BS from the University of Delaware, an MBA from Lehigh University and is a CFA charterholder. Mr. Beck has managed The Small-Cap Value Equity Portfolio since its inception.

Joshua H. Brooks
Senior Vice President/Chief Investment Officer, Value Investing - The Focused Value Portfolio
Mr. Brooks received his undergraduate education at Yale University and Seikei Gakuen in Tokyo and an MBA from the University of London's London Business School. He joined Delaware Investments in 1991 as an analyst. Since that time he has worked in various positions in equity research, portfolio management and business development in both Philadelphia and London. Prior to returning to Philadelphia in 2000, Mr. Brooks worked at Delaware International as a Senior Portfolio Manager. Mr. Brooks has managed The Focused Value Portfolio since December 14, 2001.

Stephen R. Cianci
Vice President/Senior Portfolio Manager - The Intermediate Fixed Income Portfolio, The Core Fixed Income Portfolio and The Core Plus Fixed Income Portfolio
Mr. Cianci holds a BS and an MBA in Finance from Widener University. He joined Delaware Investments' Fixed Income Department in 1992 as an investment grade quantitative research analyst. In addition to his quantitative research responsibilities, Mr. Cianci also served as a mortgage-backed and asset-backed securities analyst. Mr. Cianci is an Adjunct Professor of Finance at Widener University and a CFA charterholder. Mr. Cianci has managed The Intermediate Fixed Income Portfolio and The Core Fixed Income Portfolio since February 2001 and The Core Plus Fixed Income Portfolio since its inception.

Timothy G. Connors
Senior Vice President/Director of Research, Fundamental - The Focused Value Portfolio
Mr. Connors earned a bachelor's degree at the University of Virginia and a MBA in Finance at Tulane University. He joined Delaware Investments in 1997 after serving as a Principal at Miller, Anderson & Sherrerd, where he managed equity accounts, conducted sector analysis and directed research. He previously held positions at CoreStates Investment Advisers and Fauquier National Bank. He is a CFA charterholder and a member of the Association for Investment Management and Research. Mr. Connors has managed The Focused Value Portfolio since its inception.

George E. Deming
Senior Vice President/Senior Portfolio Manager - The Large-Cap Value Equity Portfolio
Mr. Deming received a BA in Economics and Political Science from the University of Vermont and an MA in International Affairs from the University of Pennsylvania. Prior to joining Delaware Investments in 1978, he was responsible for portfolio management and institutional sales at White, Weld & Co., Inc. He is a member of the Financial Analysts of Philadelphia. Mr. Deming has managed The Large-Cap Value Equity Portfolio since its inception.

Elizabeth A. Desmond
Director/Senior Portfolio Manager/Regional Research Director - Delaware International Advisers Ltd. (The International Equity Portfolio, The Global Equity Portfolio and The International Large-Cap Equity Portfolio)
Ms. Desmond is a graduate of Wellesley College and the masters program in East Asian studies at Stanford University. After working for the Japanese government for two years, she began her investment career as a Pacific Basin investment manager with Shearson Lehman Global Asset Management. Prior to joining Delaware International in the Spring of 1991, she was a Pacific Basin equity analyst and senior portfolio manager at Hill Samuel Investment Management Ltd. Ms. Desmond is a CFA charterholder. Ms. Desmond has managed The International Large-Cap Equity Portfolio and the foreign securities component of The Global Equity Portfolio since their respective dates of inception and The International Equity Portfolio since October 1999.

J. Paul Dokas
Senior Vice President/Director of Research, Quantitative - The Focused Value Portfolio and The Asset Allocation Portfolio
Mr. Dokas earned a bachelor's degree at Loyola College and an MBA degree at the University of Maryland. Prior to joining Delaware Investments in 1997, he was Director - Trust Investment at Bell Atlantic Corporation where he was responsible for the investment strategies and asset allocation for more than $10 billion in assets in the company's defined benefit and defined contribution plans. At Delaware Investments, he leads the Diversified Products team which manages various US Equity and asset allocation products. Mr. Dokas is a CFA charterholder and a member of the Association for Investment Management Research. Mr. Dokas has managed The Focused Value Portfolio since its inception and will manage The Asset Allocation Portfolio when it commences operations.

Jude T. Driscoll
Executive Vice President/Head of Fixed Income - The High-Yield Bond Portfolio and The Core Plus Fixed Income Portfolio
Mr. Driscoll received a Bachelor's degree in Economics from the University of Pennsylvania. Prior to joining Delaware Investments in 2000, he was Senior Vice President, Director of Fixed-Income Process at Conseco Capital Management, where he managed bank loan, high-yield and general insurance portfolios. He previously held management positions at NationsBanc Capital Markets and Goldman Sachs. Timothy L. Rabe consults with Mr. Driscoll in making investment decisions for The High-Yield Bond Portfolio and for the U.S. high-yield component of The Core Plus Fixed Income Portfolio.

Gerald S. Frey
Managing Director/Chief Investment Officer, Growth Investing - The Mid-Cap Growth Equity Portfolio, The Small-Cap Growth Equity Portfolio, The All-Cap Growth Equity Portfolio and The Large-Cap Growth Equity Portfolio
Mr. Frey holds a BA in Economics from Bloomsburg University and attended Wilkes College and New York University. He has approximately 20 years' experience in the money management business. Prior to joining Delaware Investments in 1996, he was a Senior Director with Morgan Grenfell Capital Management in New York. Mr. Frey has managed The Small-Cap Growth Equity Portfolio, The All-Cap Growth Equity Portfolio and The Large-Cap Growth Equity Portfolio since their respective dates of inception and The Mid-Cap Growth Equity Portfolio since June 1996.

Clive A. Gillmore
Deputy Managing Director/Senior Portfolio Manager - Delaware International Advisers Ltd. (The International Equity Portfolio, The Labor Select International Equity Portfolio, The Emerging Markets Portfolio and The International Small-Cap Portfolio)
A graduate of the Warwick University, England, and the London Business School Investment Program, Mr. Gillmore joined Delaware International in 1990 after eight years of investment experience. His most recent position prior to joining Delaware International was as a Pacific Basin equity analyst and senior portfolio manager for Hill Samuel Investment Management Ltd. Prior to that, Mr. Gillmore was an analyst and portfolio manager for Legal and General Investment in the United Kingdom. Mr. Gillmore has managed The Labor Select International Equity Portfolio and The Emerging Markets Portfolio since their respective dates of inception, The International Equity Portfolio since March 1999 and The International Small-Cap Portfolio since May 2000.

Paul Grillo
Vice President/Senior Portfolio Manager - The Intermediate Fixed Income Portfolio, The Core Fixed Income Portfolio and The Core Plus Fixed Income Portfolio
Mr. Grillo holds a BA in Business Management from North Carolina State University and an MBA in Finance from Pace University. Prior to joining Delaware Investments in 1993, Mr. Grillo served as mortgage strategist and trader at the Dreyfus Corporation. He also served as mortgage strategist and portfolio manager for the Chemical Investment Group and as financial analyst at Chemical Bank. Mr. Grillo is a CFA charterholder. Mr. Grillo has managed The Intermediate Fixed Income Portfolio and The Core Fixed Income Portfolio since February 2001 and The Core Plus Fixed Income Portfolio since its inception.

Gavin A. Hall
Senior Portfolio Manager - Delaware International Advisers Ltd. (The International Small-Cap Portfolio)
Mr. Hall joined Delaware International Advisers in 1991. He began his investment career with Barings Investment Management Ltd. after attending Dulwich College. In 1988, he became a Portfolio Manager and Research Analyst covering the United Kingdom market at Hill Samuel Investment Advisers Ltd. At Delaware International his research responsibilities have included covering the United Kingdom, Continental European and Asian equity markets. Mr. Hall has managed The International Small-Cap Portfolio since its inception.

John A. Heffern
Vice President/Portfolio Manager - The Mid-Cap Growth Equity Portfolio
Mr. Heffern earned bachelors and MBA degrees at the University of North Carolina at Chapel Hill. Prior to joining Delaware Investments in 1997, he was a Senior Vice President, Equity Research at NatWest Securities Corporation's Specialty Financial Services unit. Before that, he was a Principal and Senior Regional Bank Analyst at Alex. Brown & Sons. Mr. Heffern has managed The Mid-Cap Growth Equity Portfolio since January 2000.

Francis J. Houghton, Jr.
Vice President/Senior Portfolio Manager - The Large-Cap Growth Equity Portfolio
Mr. Houghton joined Delaware Investments in March 2000 as a result of the consolidation of Lynch & Mayer, Inc. into Delaware Investments. Mr. Houghton had been with Lynch & Mayer since 1990. Prior to joining Lynch & Mayer, Mr. Houghton was Chairman of BMI Capital from 1984 to 1990, a Portfolio Manager at Neuberger & Berman from 1977 to 1984 and a Partner at Oppenheimer & Co., Inc. from 1969 to 1977. Mr. Houghton received a BBA from Manhattan College and attended New York University Graduate School of Business Administration. Mr. Houghton has managed The Large-Cap Growth Equity Portfolio since its inception.

John Kirk
Director/Senior Portfolio Manager - Delaware International Advisers Ltd. (The Global Fixed Income Portfolio and The International Fixed Income Portfolio)
Mr. Kirk is a graduate of the University of Wales and received an M.A. in Operations Research from Lancaster University. Prior to joining Delaware International in September of 1998, he was responsible for European and Asian Fixed Income at Royal Bank of Canada in London, and had global responsibility for credit and risk management. He started his career at Ford Motor Company as a member of their operations research group. Mr. Kirk has managed The Global Fixed-Income Portfolio andThe International Fixed Income Portfolio since July 1999.

Ormala Krishnan
Portfolio Manager - Delaware International Advisers Ltd. (The Emerging Markets Portfolio)
Ms. Krishnan received a BSc (Mathematics) from the National University of Singapore and an MSc (Actuarial Science) from City University, London. Before joining Delaware International in 2000, she was an investment consultant with William M. Mercer, London. In 1993, she began her investment career with Koeneman Capital Management, Singapore (acquired by DBS Asset Management in 1998), building quantitative investment models before becoming a portfolio manager with country responsibilities for Japan, Thailand and Indonesia equity markets. Currently, she is pursuing a PhD in Investment & Finance with City University Business School, London. Ms. Krishnan has managed The Emerging Markets Portfolio since May 2000.

Emma R.E.Lewis
Senior Portfolio Manager - Delaware International Advisers Ltd. (The Global Equity Portfolio and The Labor Select International Equity Portfolio)
Ms. Lewis is a graduate of Pembroke College, Oxford University, where she completed her Masters in Philosophy and Theology. She joined Delaware International in 1995, assuming analytical responsibilities in the Pacific Basin Team. She began her investment career at the Dutch bank ABN AMRO and later joined Fuji Investment Management. Ms. Lewis is an Associate of the Institute of Investment Management & Research. Ms. Lewis has managed The Global Equity Portfolio and The Labor Select International Equity Portfolio since October 2000.

Nigel G. May
Director/Senior Portfolio Manager/Regional Research Director - Delaware International Advisers Ltd. (The International Equity Portfolio and The International Large-Cap Equity Portfolio)
Mr. May is a graduate of Sidney Sussex College, Cambridge. Prior to joining Delaware International in 1991, he had been with Hill Samuel Investment Management Group for five years. Mr. May has managed The International Large-Cap Equity Portfolio since its inception and The International Equity Portfolio since January 2001.

Christopher A. Moth
Director/Senior Portfolio Manager/Chief Investment Officer, Global Fixed Income & Currencies - Delaware International Advisers Ltd. (The Global Fixed Income Portfolio and The International Fixed Income Portfolio)
Mr. Moth is a graduate of The City University London. He joined Delaware International in 1992, having previously worked at Guardian Royal Exchange in an actuarial capacity, where he was responsible for quantitative models and projections. Mr. Moth has been awarded the Certificate in Finance and Investment from the Institute of Actuaries in London. Mr. Moth has managed The Global Fixed Income Portfolio and The International Fixed Income Portfolio since July 1999.

Timothy L. Rabe
Vice President/Portfolio Manager - The Core Plus Fixed Income Portfolio and The High-Yield Bond Portfolio
Mr. Rabe received a bachelor's degree in finance from the University of Illinois. Prior to joining Delaware Investments in 2000, Mr. Rabe was a high-yield portfolio manager for Conseco Capital Management. Before that, Mr. Rabe worked as a tax analyst for The Northern Trust Company. Mr. Rabe is a CFA charterholder. Mr. Rabe has been participating in the management of The Core Plus Fixed Income Portfolio since its inception and has managed The High-Yield Bond Portfolio since July 2002.

Upender V. Rao
Senior Vice President/Senior Portfolio Manager - The Core Plus Fixed Income Portfolio
Mr. Rao received his MBA from the University of Michigan's Business School and his undergraduate degree in engineering from Indian Institute of Technology, Madras, India. Prior to joining Delaware Investments in 2000, Mr. Rao served as head of emerging markets research and trading at Conseco Capital Management. Previous to his role in emerging markets, Mr. Rao was the head of all energy and basic industry research. Mr. Rao is a CFA charterholder

David G. Tilles
Managing Director/Chief Executive Officer/Chief Investment Officer - Delaware International Advisers Ltd.
Mr. Tilles was educated at the Sorbonne, Warwick University and Heidelberg University. Prior to joining Delaware International in 1990 as Managing Director and Chief Investment Officer, he spent 16 years with Hill Samuel Investment Management Group in London, serving in a number of investment capacities. His most recent position prior to joining Delaware International was Chief Investment Officer of Hill Samuel Investment Management Ltd.

Thomas J. Trotman
Vice President/Portfolio Manager - The Real Estate Investment Trust Portfolios
Mr. Trotman earned a bachelor's degree in Accounting from Muhlenberg College and an MBA from Widener University. Prior to joining Delaware Investments in 1995, he was Vice President and Director of Investment Research at Independence Capital Management. Before that, he held credit-related positions at Marine Midland Bank, U.S. Steel Corporation, and Amerada Hess. Mr. Trotman is a CFA charterholder. Mr. Trotman has been on The Real Estate Investment Trust Portfolios' management team since 1998.

This Supplement is dated July 24, 2002.